PIMCO Funds
Supplement Dated February 27, 2015 to the
Bond Funds Prospectus dated July 31, 2014, as supplemented from time to time
(the "Prospectus")
Disclosure Related to the PIMCO Mortgage Opportunities Fund (the "Fund")
IMPORTANT NOTICE REGARDING CHANGE IN PRINCIPAL INVESTMENT STRATEGIES
Effective immediately, the following is added immediately after the second sentence of the third paragraph in the "Principal Investment Strategies" section in the Fund's Fund Summary in the Prospectus:

The Fund may invest up to 10% of its total assets in mortgage- or real estate-related equity instruments, including preferred stock, common stock, convertible securities and other equity-related instruments.

In addition, effective immediately, the following is added immediately after "Derivatives Risk" in the "Principal Risks" section in the Fund's Fund Summary in the Prospectus:

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

In addition, effective immediately, the following is added immediately after "Privately Issued Mortgage-Related Securities Risk" in the "Principal Risks" section in the Fund's Fund Summary in the Prospectus:

Real Estate Risk: the risk that the Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk

In addition, effective immediately, the following is added immediately after "Short Sale Risk" in the "Principal Risks" section in the Fund's Fund Summary in the Prospectus:

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk